Expense Example - FidelitySeriesSmallCapCoreFund-PRO - FidelitySeriesSmallCapCoreFund-PRO - Fidelity Series Small Cap Core Fund - Fidelity Series Small Cap Core Fund	Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	8
10 years	$ 22